Quarterly Holdings Report
for
Fidelity® Emerging Markets Equity Central Fund
June 30, 2026
EMQ-NPRT3-0826
1.876939.117
Common Stocks - 98.3%
	Shares	Value ($)
ARGENTINA - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
YPF SA Class D ADR (a)	111,900	5,088,093
AUSTRALIA - 0.5%
Materials - 0.5%
Metals & Mining - 0.5%
Anglogold Ashanti Plc (South Africa)	224,500	18,198,891
BRAZIL - 4.1%
Consumer Discretionary - 0.4%
Household Durables - 0.1%
Construtora Tenda S/A	93,514	662,096
Cury Construtora e Incorporadora SA	176,719	1,200,195
		1,862,291
Specialty Retail - 0.2%
Vibra Energia SA	1,557,530	9,018,185
Textiles, Apparel & Luxury Goods - 0.1%
Azzas 2154 SA	772,137	2,674,352
TOTAL CONSUMER DISCRETIONARY		13,554,828
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras ADR	313,900	5,072,624
Petroleo Brasileiro SA - Petrobras ADR (PN)	374,200	5,478,288
PRIO SA/Brazil (a)	932,300	9,418,175
TOTAL ENERGY		19,969,087
Financials - 1.2%
Banks - 0.6%
Itau Unibanco Holding SA ADR	2,781,673	22,726,268
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	4,213,400	11,859,192
XP Inc Class A	573,644	9,327,451
		21,186,643
TOTAL FINANCIALS		43,912,911
Health Care - 0.1%
Pharmaceuticals - 0.1%
Hypera SA	537,919	2,168,432
Industrials - 0.3%
Ground Transportation - 0.3%
Localiza Rent a Car SA	1,090,875	8,778,054
Localiza Rent a Car SA (PN)	53,082	411,202
TOTAL INDUSTRIALS		9,189,256
Materials - 0.8%
Metals & Mining - 0.7%
Metalurgica Gerdau SA	3,940,449	7,030,109
Vale SA ADR	1,306,215	19,645,474
		26,675,583
Paper & Forest Products - 0.1%
Dexco SA	2,798,215	2,693,979
TOTAL MATERIALS		29,369,562
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LOG Commercial Properties e Participacoes SA	147,305	791,839
Utilities - 0.8%
Electric Utilities - 0.6%
Axia Energia SA	722,000	7,605,595
Axia Energia SA	180	1,896
Axia Energia SA Series C	189,655	1,947,506
Equatorial SA	990,794	7,473,707
Isa Energia Brasil sa	510,600	2,780,343
Transmissora Alianca de Energia Eletrica S/A unit	304,000	2,342,584
		22,151,631
Water Utilities - 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,272,195	7,304,469
TOTAL UTILITIES		29,456,100
TOTAL BRAZIL		148,412,015
CHILE - 0.7%
Financials - 0.3%
Banks - 0.3%
Banco de Chile	48,125,500	9,421,889
Materials - 0.4%
Metals & Mining - 0.4%
Antofagasta PLC	315,650	15,994,109
TOTAL CHILE		25,415,998
CHINA - 18.9%
Communication Services - 4.2%
Entertainment - 0.5%
Netease Inc	30,600	785,862
Netease Inc ADR	123,685	15,848,996
		16,634,858
Interactive Media & Services - 3.7%
Baidu Inc A Shares (a)	561,967	8,022,670
Baidu Inc Class A ADR (a)(b)	41,300	4,720,177
Kuaishou Technology B Shares (c)(d)	341,200	1,809,791
Tencent Holdings Ltd	2,208,916	121,893,637
		136,446,275
TOTAL COMMUNICATION SERVICES		153,081,133
Consumer Discretionary - 4.2%
Automobile Components - 0.4%
Fuyao Glass Industry Group Co Ltd A Shares (China)	979,490	7,301,732
Fuyao Glass Industry Group Co Ltd H Shares (c)(d)	179,204	1,169,886
Hesai Group ADR (a)(b)	108,076	1,969,145
Zhejiang Yinlun Machinery Co Ltd A Shares (China)	462,700	3,418,356
		13,859,119
Automobiles - 0.7%
BYD Co Ltd A Shares (China)	474,710	5,588,893
BYD Co Ltd H Shares	1,528,258	14,160,715
XPeng Inc A Shares (a)	780,650	5,150,675
		24,900,283
Broadline Retail - 2.1%
Alibaba Group Holding Ltd	5,406,779	64,818,912
JD.com Inc A Shares	457,124	5,823,942
PDD Holdings Inc Class A ADR (a)	87,358	6,663,668
		77,306,522
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group Inc	1,277,961	5,870,600
New Oriental Education & Technology Group Inc ADR	28,003	1,285,618
		7,156,218
Hotels, Restaurants & Leisure - 0.5%
H World Group Ltd ADR	215,574	8,993,747
Luckin Coffee Inc ADR (a)	236,585	6,546,307
Yum China Holdings Inc (Hong Kong)	31,734	1,293,176
		16,833,230
Textiles, Apparel & Luxury Goods - 0.3%
Laopu Gold Co Ltd H Shares (b)	216,944	9,581,900
Shenzhou International Group Holdings Ltd	365,870	1,836,149
		11,418,049
TOTAL CONSUMER DISCRETIONARY		151,473,421
Consumer Staples - 0.6%
Beverages - 0.5%
China Resources Beer Holdings Co Ltd	1,537,666	4,188,130
Kweichow Moutai Co Ltd A Shares (China)	42,000	7,343,733
Tsingtao Brewery Co Ltd H Shares	1,087,800	5,969,630
		17,501,493
Food Products - 0.1%
Uni-President China Holdings Ltd (b)	2,900,400	2,496,248
Personal Care Products - 0.0%
Mao Geping Cosmetics Co LTD H Shares (b)	375,100	2,479,830
TOTAL CONSUMER STAPLES		22,477,571
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
PetroChina Co Ltd H Shares	10,466,000	11,316,254
Financials - 3.2%
Banks - 1.7%
Bank of Chengdu Co Ltd A Shares (China)	4,071,494	10,622,310
Bank of Ningbo Co Ltd A Shares (China)	2,439,039	10,675,405
China Construction Bank Corp H Shares	38,752,727	39,971,584
		61,269,299
Capital Markets - 0.2%
China International Capital Corp Ltd H Shares (c)(d)	3,682,760	9,860,951
Insurance - 1.3%
China Life Insurance Co Ltd H Shares	4,384,604	14,904,473
Ping An Insurance Group Co of China Ltd H Shares	4,828,818	31,574,591
		46,479,064
TOTAL FINANCIALS		117,609,314
Health Care - 1.1%
Biotechnology - 0.4%
Akeso Inc (a)(b)(c)(d)	239,778	2,691,936
Clover Biopharmaceuticals Ltd (a)	533,074	110,110
Innovent Biologics Inc (a)(c)(d)	671,124	6,811,488
Remegen Co Ltd H Shares (a)(c)(d)	118,112	1,118,945
Sichuan Kelun-Biotech Biopharmaceutical Co Ltd H Shares (a)(b)	30,438	1,692,887
Zai Lab Ltd (a)(b)	825,089	1,548,354
		13,973,720
Life Sciences Tools & Services - 0.4%
Wuxi Apptec Co Ltd A Shares (China)	110,900	2,040,667
Wuxi Apptec Co Ltd H Shares (c)(d)	585,610	11,476,474
WuXi XDC Cayman Inc (a)	329,194	2,394,604
		15,911,745
Pharmaceuticals - 0.3%
Hansoh Pharmaceutical Group Co Ltd (c)(d)	1,345,702	5,082,297
Jiangsu Hengrui Pharmaceuticals Co Ltd A Shares (China)	345,805	2,660,258
Jiangsu Hengrui Pharmaceuticals Co Ltd H Shares	247,553	1,825,987
		9,568,542
TOTAL HEALTH CARE		39,454,007
Industrials - 1.9%
Construction & Engineering - 0.1%
Sinopec Engineering Group Co Ltd H Shares	4,014,800	2,523,695
Electrical Equipment - 0.9%
Contemporary Amperex Technology Co Ltd A Shares (China)	445,184	25,877,973
Hongfa Technology Co Ltd A Shares	849,700	4,335,344
Hongfa Technology Co Ltd A Shares (China)	813,800	4,152,174
		34,365,491
Machinery - 0.9%
Airtac International Group	280,000	11,886,876
Shenzhen Inovance Technology Co Ltd A Shares (China)	939,900	9,216,586
Yangzijiang Shipbuilding (Holdings) Ltd	4,116,800	10,921,070
		32,024,532
TOTAL INDUSTRIALS		68,913,718
Information Technology - 1.4%
Communications Equipment - 0.0%
Hengtong Optic-electric Co Ltd A Shares (China)	82,400	1,346,297
Electronic Equipment, Instruments & Components - 0.2%
Shengyi Technology Co Ltd A Shares (China)	154,900	3,996,716
Victory Giant Technology Huizhou Co Ltd A Shares (China)	24,800	1,279,485
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	112,300	2,552,265
		7,828,466
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	431,379	30,020,996
Gigadevice Semiconductor Inc A Shares (China)	21,500	2,617,302
Montage Technology Co Ltd A Shares (China)	113,142	5,226,111
NAURA Technology Group Co Ltd A Shares (China)	37,300	4,891,882
		42,756,291
Software - 0.0%
Pony AI Inc ADR (a)(b)	80,440	559,058
TOTAL INFORMATION TECHNOLOGY		52,490,112
Materials - 1.5%
Construction Materials - 0.5%
Anhui Conch Cement Co Ltd H Shares	1,843,500	3,941,870
China Jushi Co Ltd A Shares (China)	1,261,304	13,651,183
		17,593,053
Metals & Mining - 1.0%
Aluminum Corp of China Ltd A Shares (China)	5,036,800	6,158,860
MMG Ltd (a)	18,104,000	16,019,912
Zijin Mining Group Co Ltd A Shares (China)	3,802,800	14,281,016
		36,459,788
TOTAL MATERIALS		54,052,841
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
China Overseas Land & Investment Ltd	483,432	743,376
China Resources Land Ltd	1,283,578	4,909,866
KE Holdings Inc A Shares	645,603	3,106,027
Longfor Group Holdings Ltd (b)(c)(d)	494,924	377,369
TOTAL REAL ESTATE		9,136,638
Utilities - 0.2%
Gas Utilities - 0.2%
ENN Energy Holdings Ltd	572,400	2,952,919
Kunlun Energy Co Ltd	6,620,000	5,427,440
TOTAL UTILITIES		8,380,359
TOTAL CHINA		688,385,368
FRANCE - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	15,600	3,313,586
GREECE - 0.7%
Financials - 0.7%
Banks - 0.7%
Alpha Bank SA	2,067,015	9,331,359
Piraeus Bank SA	1,441,222	14,965,575

TOTAL GREECE		24,296,934
INDIA - 10.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.0%
HFCL Ltd	294,200	665,570
Wireless Telecommunication Services - 0.6%
Bharti Airtel Ltd	1,116,106	21,862,231
TOTAL COMMUNICATION SERVICES		22,527,801
Consumer Discretionary - 0.9%
Automobiles - 0.5%
Mahindra & Mahindra Ltd	602,991	19,610,868
Broadline Retail - 0.2%
Meesho (a)	3,837,962	7,811,714
Hotels, Restaurants & Leisure - 0.2%
MakeMyTrip Ltd (a)(b)	120,027	6,396,238
TOTAL CONSUMER DISCRETIONARY		33,818,820
Consumer Staples - 0.1%
Tobacco - 0.1%
ITC Ltd	1,474,987	4,473,203
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Coal India Ltd	1,607,800	7,467,558
Reliance Industries Ltd	2,099,394	28,756,895
TOTAL ENERGY		36,224,453
Financials - 4.2%
Banks - 2.7%
Canara Bank	5,390,044	7,158,739
HDFC Bank Ltd	6,039,712	50,968,525
ICICI Bank Ltd	2,531,441	36,949,591
		95,076,855
Consumer Finance - 1.2%
Bajaj Finance Ltd	2,298,109	24,440,110
Shriram Finance Ltd	1,722,864	19,007,638
		43,447,748
Insurance - 0.3%
HDFC Life Insurance Co Ltd (c)(d)	1,627,043	9,911,303
TOTAL FINANCIALS		148,435,906
Health Care - 0.6%
Health Care Providers & Services - 0.2%
Fortis Healthcare Ltd	87,890	889,248
Max Healthcare Institute Ltd	457,961	5,468,752
		6,358,000
Life Sciences Tools & Services - 0.1%
Divi's Laboratories Ltd	65,356	4,546,735
Pharmaceuticals - 0.3%
Sun Pharmaceutical Industries Ltd	441,059	8,682,658
Torrent Pharmaceuticals Ltd	79,069	3,859,621
		12,542,279
TOTAL HEALTH CARE		23,447,014
Industrials - 1.4%
Aerospace & Defense - 0.9%
Bharat Electronics Ltd	2,997,300	13,062,406
Hindustan Aeronautics Ltd (d)	376,500	17,450,753
		30,513,159
Construction & Engineering - 0.5%
Larsen & Toubro Ltd	436,651	19,144,673
TOTAL INDUSTRIALS		49,657,832
Information Technology - 0.1%
IT Services - 0.1%
Infosys Ltd ADR (b)	383,400	4,021,866
Materials - 0.3%
Construction Materials - 0.2%
JK Cement Ltd	109,698	6,316,513
Metals & Mining - 0.1%
Tata Steel Ltd	2,593,700	5,161,874
TOTAL MATERIALS		11,478,387
Real Estate - 0.1%
Office REITs - 0.0%
Embassy Office Parks REIT	125,200	579,429
Real Estate Management & Development - 0.1%
Godrej Properties Ltd (a)	114,385	2,261,300
Sunteck Realty Ltd	362,570	1,192,688
		3,453,988
TOTAL REAL ESTATE		4,033,417
Utilities - 0.7%
Electric Utilities - 0.2%
Power Grid Corp of India Ltd	3,174,796	9,602,069
Independent Power and Renewable Electricity Producers - 0.5%
NHPC Ltd	6,944,223	5,972,461
NTPC Ltd	2,875,176	10,839,161
		16,811,622
TOTAL UTILITIES		26,413,691
TOTAL INDIA		364,532,390
INDONESIA - 1.1%
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.2%
Sumber Alfaria Trijaya Tbk PT	95,237,900	7,330,161
Food Products - 0.3%
First Resources Ltd	4,240,700	10,285,816
TOTAL CONSUMER STAPLES		17,615,977
Financials - 0.5%
Banks - 0.5%
Bank Central Asia Tbk PT	45,649,116	14,224,520
Bank Syariah Indonesia Persero Tbk PT	32,120,484	3,070,448
TOTAL FINANCIALS		17,294,968
Materials - 0.1%
Metals & Mining - 0.1%
ANTAM Persero Tbk	34,410,200	5,035,537
TOTAL INDONESIA		39,946,482
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Coca-Cola HBC AG	76,800	5,012,071
KOREA (SOUTH) - 23.1%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.0%
KT Corp	29,950	1,025,441
Entertainment - 0.1%
HYBE Co Ltd	23,886	2,993,276
Interactive Media & Services - 0.2%
Kakao Corp	274,557	6,196,244
Wireless Telecommunication Services - 0.1%
SK Telecom Co Ltd	63,990	3,650,119
TOTAL COMMUNICATION SERVICES		13,865,080
Consumer Discretionary - 0.6%
Automobiles - 0.3%
Kia Corp	119,262	10,780,376
Household Durables - 0.3%
Coway Co Ltd	160,000	9,392,937
TOTAL CONSUMER DISCRETIONARY		20,173,313
Consumer Staples - 0.1%
Tobacco - 0.1%
KT&G Corp	30,710	3,382,591
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
S-Oil Corp	75,320	5,174,267
Financials - 1.3%
Banks - 1.1%
KB Financial Group Inc	271,319	28,095,855
Woori Financial Group Inc	689,598	13,034,807
		41,130,662
Insurance - 0.2%
Samsung Life Insurance Co Ltd	24,652	6,496,801
TOTAL FINANCIALS		47,627,463
Health Care - 0.2%
Life Sciences Tools & Services - 0.2%
Samsung Biologics Co Ltd (a)(c)(d)	8,557	7,742,346
Industrials - 1.0%
Aerospace & Defense - 0.4%
Korea Aerospace Industries Ltd	136,070	12,937,472
Air Freight & Logistics - 0.1%
Hyundai Glovis Co Ltd	51,850	6,220,475
Commercial Services & Supplies - 0.2%
HD Hyundai Marine Solution Co Ltd	58,390	8,563,216
Industrial Conglomerates - 0.3%
LG Corp	146,711	9,305,541
TOTAL INDUSTRIALS		37,026,704
Information Technology - 19.4%
Electronic Equipment, Instruments & Components - 0.2%
Samsung Electro-Mechanics Co Ltd	5,489	7,955,961
Semiconductors & Semiconductor Equipment - 9.1%
Eugene Technology Co Ltd	15,608	1,915,495
SK Hynix Inc	187,451	331,046,265
		332,961,760
Technology Hardware, Storage & Peripherals - 10.1%
Samsung Electronics Co Ltd	1,648,231	366,040,330
TOTAL INFORMATION TECHNOLOGY		706,958,051
TOTAL KOREA (SOUTH)		841,949,815
KUWAIT - 0.0%
Financials - 0.0%
Banks - 0.0%
Kuwait Finance House KSCP	262,239	649,249
MEXICO - 2.0%
Communication Services - 0.4%
Wireless Telecommunication Services - 0.4%
America Movil SAB de CV Series B	11,184,749	14,486,608
Consumer Staples - 0.3%
Beverages - 0.2%
Arca Continental SAB de CV	439,200	5,263,619
Consumer Staples Distribution & Retail - 0.1%
Wal-Mart de Mexico SAB de CV Series V	1,577,700	4,634,536
TOTAL CONSUMER STAPLES		9,898,155
Financials - 0.7%
Banks - 0.7%
Grupo Financiero Banorte SAB de CV	2,274,432	24,005,256
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Grupo Aeroportuario del Pacifico SAB de CV Series B	270,700	6,846,020
Materials - 0.4%
Construction Materials - 0.4%
Cemex SAB de CV ADR	1,092,300	13,107,600
Real Estate - 0.0%
Diversified REITs - 0.0%
Fibra Uno Administracion SA de CV	1,423,450	2,439,503
Real Estate Management & Development - 0.0%
Corp Inmobiliaria Vesta SAB de CV	479,721	1,646,756
TOTAL REAL ESTATE		4,086,259
TOTAL MEXICO		72,429,898
NETHERLANDS - 0.0%
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
CTP NV (c)(d)	74,925	1,366,325
PANAMA - 0.3%
Industrials - 0.3%
Passenger Airlines - 0.3%
Copa Holdings SA Class A	70,873	11,025,713
PERU - 0.6%
Financials - 0.6%
Banks - 0.6%
Credicorp Ltd	58,420	22,759,264
PHILIPPINES - 0.1%
Industrials - 0.0%
Industrial Conglomerates - 0.0%
SM Investments Corp	264,000	2,546,043
Real Estate - 0.1%
Real Estate Management & Development - 0.1%
Ayala Land Inc	6,389,029	1,544,303
SM Prime Holdings Inc	3,968,725	1,172,323
TOTAL REAL ESTATE		2,716,626
TOTAL PHILIPPINES		5,262,669
POLAND - 0.1%
Communication Services - 0.1%
Entertainment - 0.1%
CD Projekt SA (a)	50,884	3,035,347
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class C (a)	207,409	1,615,716
ROMANIA - 0.1%
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	48,300	2,033,041
RUSSIA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC ADR (a)(e)	782,800	8
Financials - 0.0%
Banks - 0.0%
Sberbank of Russia PJSC (a)(e)	794,750	0
Materials - 0.0%
Metals & Mining - 0.0%
Severstal PAO GDR (a)(d)(e)	433,400	3
Real Estate - 0.0%
Real Estate Management & Development - 0.0%
LSR Group PJSC (a)(e)	6,300	0
TOTAL RUSSIA		11
SAUDI ARABIA - 2.0%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aldrees Petroleum and Transport Services Co	74,104	2,248,445
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Saudi Arabian Oil Co (c)(d)	1,722,200	11,972,709
Financials - 1.4%
Banks - 1.4%
Al Rajhi Bank	545,896	9,574,829
Saudi National Bank/The	4,002,399	41,182,994
TOTAL FINANCIALS		50,757,823
Health Care - 0.0%
Health Care Providers & Services - 0.0%
Dr Sulaiman Al Habib Medical Services Group Co	35,976	2,029,945
Industrials - 0.2%
Electrical Equipment - 0.2%
Electrical Industries Co	1,661,792	6,382,322
TOTAL SAUDI ARABIA		73,391,244
SINGAPORE - 0.3%
Consumer Discretionary - 0.3%
Broadline Retail - 0.3%
Sea Ltd Class A ADR (a)	98,158	9,406,481
SOUTH AFRICA - 3.5%
Communication Services - 0.2%
Wireless Telecommunication Services - 0.2%
MTN Group Ltd	750,800	10,444,278
Consumer Discretionary - 0.8%
Broadline Retail - 0.8%
Naspers Ltd Class N	599,079	30,082,035
Consumer Staples - 0.5%
Consumer Staples Distribution & Retail - 0.5%
Pick n Pay Stores Ltd (a)	2,918,502	3,711,380
Shoprite Holdings Ltd	781,441	14,073,571
TOTAL CONSUMER STAPLES		17,784,951
Financials - 1.4%
Banks - 0.6%
Capitec Bank Holdings Ltd	81,318	23,581,872
Financial Services - 0.8%
FirstRand Ltd	4,308,803	25,584,505
TOTAL FINANCIALS		49,166,377
Materials - 0.6%
Chemicals - 0.2%
Sasol Ltd (a)	789,000	7,793,886
Metals & Mining - 0.4%
Impala Platinum Holdings Ltd	1,218,600	12,802,338
TOTAL MATERIALS		20,596,224
TOTAL SOUTH AFRICA		128,073,865
TAIWAN - 26.4%
Consumer Staples - 0.1%
Food Products - 0.1%
Uni-President Enterprises Corp	2,275,000	5,342,653
Financials - 1.6%
Banks - 1.5%
CTBC Financial Holding Co Ltd	16,902,400	37,944,670
TS Financial Holding Co Ltd	11,714,000	12,317,235
		50,261,905
Insurance - 0.1%
Cathay Financial Holding Co Ltd	1,444,000	4,484,951
TOTAL FINANCIALS		54,746,856
Industrials - 0.4%
Electrical Equipment - 0.4%
Bizlink Holding Inc	232,744	14,284,350
Information Technology - 24.3%
Communications Equipment - 0.2%
Accton Technology Corp	69,000	5,511,981
Electronic Equipment, Instruments & Components - 2.7%
Chroma ATE Inc	91,000	6,333,548
Delta Electronics Inc	763,762	48,040,288
E Ink Holdings Inc	156,001	1,066,957
Elite Material Co Ltd	129,603	22,439,998
Taiwan Union Technology Corp	20,000	1,087,322
Unimicron Technology Corp	375,000	12,937,676
Yageo Corp	129,723	4,739,391
		96,645,180
Semiconductors & Semiconductor Equipment - 21.3%
ASE Technology Holding Co Ltd	1,557,838	34,818,591
eMemory Technology Inc	14,093	1,329,457
Hon Precision Inc	11,000	2,263,432
Jentech Precision Industrial Co Ltd	22,736	2,500,910
MediaTek Inc	518,920	70,818,306
MPI Corp	19,160	3,752,870
Taiwan Semiconductor Manufacturing Co Ltd	8,334,888	658,544,261
Visual Photonics Epitaxy Co Ltd	55,138	617,111
		774,644,938
Technology Hardware, Storage & Peripherals - 0.1%
Asia Vital Components Co Ltd	35,608	2,884,731
Quanta Computer Inc	217,000	2,533,753
		5,418,484
TOTAL INFORMATION TECHNOLOGY		882,220,583
TOTAL TAIWAN		956,594,442
THAILAND - 0.2%
Materials - 0.2%
Chemicals - 0.2%
PTT Global Chemical PCL	7,050,500	7,131,942
TURKEY - 1.1%
Consumer Staples - 0.3%
Consumer Staples Distribution & Retail - 0.3%
BIM Birlesik Magazalar AS	1,199,000	9,388,424
Financials - 0.2%
Banks - 0.2%
Akbank TAS	4,785,300	7,899,201
Industrials - 0.5%
Aerospace & Defense - 0.5%
Aselsan Elektronik Sanayi Ve Ticaret AS	2,242,000	16,582,040
Materials - 0.1%
Construction Materials - 0.1%
Oyak Cimento Fabrikalari AS	10,243,000	4,501,573
TOTAL TURKEY		38,371,238
UNITED ARAB EMIRATES - 1.4%
Energy - 0.2%
Energy Equipment & Services - 0.2%
ADNOC Drilling Co PJSC	4,028,463	6,284,876
Financials - 0.9%
Banks - 0.9%
Abu Dhabi Commercial Bank PJSC	3,908,769	15,389,022
Abu Dhabi Islamic Bank PJSC	3,003,595	16,911,987
TOTAL FINANCIALS		32,301,009
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Aldar Properties PJSC	1,740,613	3,924,057
Emaar Properties PJSC	1,897,424	6,158,052
RAK Properties PJSC (a)	2,007,750	590,386
TOTAL REAL ESTATE		10,672,495
TOTAL UNITED ARAB EMIRATES		49,258,380
UNITED STATES - 0.8%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Tenaris SA ADR	111,000	6,159,390
Health Care - 0.2%
Biotechnology - 0.2%
BeOne Medicines Ltd ADR (a)	12,286	3,501,141
BeOne Medicines Ltd H Shares (a)	192,227	4,176,477
TOTAL HEALTH CARE		7,677,618
Materials - 0.4%
Construction Materials - 0.4%
Titan SA (b)	249,430	14,777,184
TOTAL UNITED STATES		28,614,192
TOTAL COMMON STOCKS (Cost $1,805,820,261)		3,575,570,660

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
CHINA - 0.3%
Communication Services - 0.3%
Interactive Media & Services - 0.3%
Bytedance Ltd Series E1 (a)(e)(f)	30,246	9,604,920
Health Care - 0.0%
Health Care Providers & Services - 0.0%
dMed Biopharmaceutical Co Ltd Series C (a)(e)(f)	45,658	315,497
TOTAL CHINA		9,920,417
UNITED STATES - 0.0%
Information Technology - 0.0%
IT Services - 0.0%
Gupshup Inc (a)(e)(f)	44,950	269,250
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,990,458)		10,189,667

Non-Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
BRAZIL - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Creditas Financial Solutions Ltd Series G2 (e)(f)	15,215	3,062,780
KOREA (SOUTH) - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Hyundai Motor Co Series 2	96,161	13,576,232
PUERTO RICO - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd 9%	20,740	430,562
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $11,270,308)		17,069,574

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	26,514,796	26,520,099
Fidelity Securities Lending Cash Central Fund (g)(h)	3.69	22,519,949	22,522,201
TOTAL MONEY MARKET FUNDS (Cost $49,041,898)			49,042,300

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $1,871,122,925)	3,651,872,201
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(12,908,888)
NET ASSETS - 100.0%	3,638,963,313

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $71,391,820 or 2.0% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $88,842,576 or 2.4% of net assets.

(e)	Level 3 security.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,252,447 or 0.4% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $13,376,773.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	3,314,181

Creditas Financial Solutions Ltd Series G2	1/28/2022 - 7/28/2023	2,066,600

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	648,487

Gupshup Inc	6/8/2021	1,027,790

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	45,064,555	853,323,149	871,858,326	1,143,098	(9,297)	18	26,520,099	26,514,796	0.0%
Fidelity Securities Lending Cash Central Fund	18,920,834	426,507,913	422,908,390	625,293	1,844	-	22,522,201	22,519,949	0.0%
Total	63,985,389	1,279,831,062	1,294,766,716	1,768,391	(7,453)	18	49,042,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	45,064,555	853,323,149	871,858,326	1,143,097	(9,297)	18	26,520,099	26,514,796
Fidelity Securities Lending Cash Central Fund	18,920,834	426,507,913	422,908,390	625,293	1,844	-	22,522,201	22,519,949
	63,985,389	1,279,831,062	1,294,766,716	1,768,390	(7,453)	18	49,042,300

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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